GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
General and administrative - other	$ 26,349	$ 20,238
Severance payments	0	1,461
Share based payment expense (note 22(b(ii)))	5,216	3,947
General and administrative	$ 31,565	$ 25,646